Vessel Revenue and Voyage Expenses, Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue Recognition [Abstract]
Demurrage income		$ 222
Despatch expense		$ 58